Operating Leases - Minimum contractual future revenues (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Operating Leases
2019 (excluding the six months ended June 30,2019)	$ 136,536
2020	240,710
2021	219,841
2022	152,078
2023	63,918
2024 and thereafter	28,674
Total	$ 841,757